Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory
Schedule of inventory

	December 31,	December 31,
	2020	2019

Raw materials	$489,750	$515,658
Finished products	53,223	79,269
Work in process	128,278	700
Total Inventory	$671,251	$595,627